SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of information on reportable segments
Revenue and Depreciation and Amortization of reportable segments for the fiscal years ended December 31, 2025, 2024 and 2023 were as follows:

	Revenue			Depreciation & Amortization
In millions	2025	2024	2023	2025	2024	2023
Technical Apparel	$2,855.8	$2,194.3	$1,614.1	$164.4	$126.0	$92.1
Outdoor Performance	2,403.7	1,835.5	1,674.2	163.8	107.5	94.7
Ball & Racquet Sports	1,306.7	1,153.5	1,112.1	39.7	34.1	27.7
Total Reportable Segments	6,566.2	5,183.3	4,400.4	367.9	267.6	214.5
Corporate	—	—	—	16.3	6.2	6.4
Total	$6,566.2	$5,183.3	$4,400.4	$384.2	$273.8	$220.9
Adjusted Operating Profit of reportable segments for the fiscal years ended December 31, 2025, 2024 and 2023 were as follows:

In millions	2025	2024	2023
Technical Apparel	$616.8	$460.4	$314.4
Outdoor Performance	299.8	172.3	151.3
Ball & Racquet Sports	47.7	23.7	30.6
Total Adjusted Operating Profit of Reportable Segments	964.3	656.4	496.3
Corporate expenses (1)	(126.7)	(79.5)	(63.7)
Adjustments:
PPA (2)	(71.2)	(42.8)	(42.7)
Restructuring expenses (3)	(23.7)	(22.4)	(2.3)
Impairment losses on goodwill and intangible assets (4)	(6.7)	—	—
Expenses related to transaction activities (5)	(15.9)	(22.1)	(33.9)
Expenses related to certain legal proceedings (6)	(3.4)	(3.6)	(3.3)
Share-based payment expenses (7)	(14.9)	(15.3)	(47.9)
Interest expense	(97.7)	(219.0)	(397.6)
Foreign currency exchange gains/(losses), net & other finance costs	14.0	(67.6)	(15.8)
Loss on debt extinguishment	—	(31.8)	—
Interest income	6.4	8.8	6.4
Income/(loss) before tax	$624.5	$161.2	$(104.6)
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(1)Includes corporate expenses, which have not been allocated to the reportable segments.
(2)Purchase Price Adjustments (“PPA”) include amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports’ acquisition in 2019. For further information, refer to Note 1. The Company.
(3)Includes expenses for restructuring from severance, exit and termination events.
(4)Includes impairment losses on goodwill and intangible assets.
(5)Includes advisory fees in connection with M&A activities and non-recurring costs associated with our IPO and disposal of businesses.
(6)Includes inventory write-offs, legal fees and judgments in connection with non-recurring legal actions.
(7)Includes expenses for the share-based payments and for fixed cash compensation that is contingent upon the vesting of stock options under the 2019 and 2023 ESOP plans. Refer to Note 9. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.

Schedule of non-current and non-financial assets	he Company’s non-current, non-financial assets, comprising of property, plant and equipment, intangible assets and right-of-use assets were located as follows:

In millions	December 31, 2025
Canada	$2,499.2
France	1,524.3
The United States	1,143.3
Other (1)	1,414.7
Total	$6,581.5
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(1)No other country represented more than 10% of the total Group non-current, non-financial assets.